Note 23 - Assets and Liabilities under reinsurance and insurance contracts. Mathematical Reserves (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Matematical Reserves Line Items
INSURANCE OR REINSURANCE ASSETS		€ 306,000,000	€ 341,000,000	€ 366,000,000
Spain [Member] | Individual Insurance [Member]
Matematical Reserves Line Items
Mortality Table	[1]	GRMF 80-2, GKM 80 / GKMF 95, PASEM, GKMF 80/95, PERFM 2000	GRMF 80-2, GKMF 80/95. PASEM, PERMF 2000	GRMF 80-2, GKM 80 / GKMF 95 PERMF 2000 PASEM
Average Technical Interest Type	[1]	0.25% -2.87%	0.25% -2.91%	0.26%-3.27%
Spain [Member] | Savings Insurance [Member]
Matematical Reserves Line Items
Mortality Table	[2]	PERFM 2000	PERMF 2000	PERMF 2000
Average Technical Interest Type	[2]	Depending on the related portfolio	Depending on the related portfolio	Depending on the related portfolio
Mexico [Member] | Individual Insurance [Member]
Matematical Reserves Line Items
Mortality Table	[1]	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual
Average Technical Interest Type	[1]	2.5%	2.50%	2.50%
Mexico [Member] | Savings Insurance [Member]
Matematical Reserves Line Items
Mortality Table	[2]	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo
Average Technical Interest Type	[2]	5.5%	5.50%	5.50%

[1]	(1) Provides coverage in the case of one or more of the following events: death and disability.
[2]	(2) Insurance policies purchased by companies (other than BBVA Group entities) on behalf of their employees.